Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following reconciles Net Assets Available for Benefits per the financial statements to Form 5500 at December 31:

	2025	2024
Net assets available for benefits per the financial statements	$1,058,556,028	$962,884,285
Less: amounts allocated to withdrawing participants	—	(654,509)
Less: deemed distributions of participant loans	(588,554)	—
Net assets available for benefits per Form 5500	$1,057,967,474	$962,229,776

The following is a reconciliation of the increase in net assets per the financial statements to Form 5500 at December 31:

2025
Net increase in net assets per the financial statements	$95,671,743
Add: 2024 amounts allocated to withdrawing participants	654,509
Less: change in deemed distributions of participant loans	(588,554)
Net income per Form 5500	$95,737,698